CARE AND MAINTENANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Care And Maintenance Costs [Abstract]
Disclosure Of Care And Maintenance Costs

		Years Ended December 31,
	2017	2016
Raw materials and consumables	$4,094	$—
Salaries and benefits	11,499	—
Contractors and outside services	8,115	—
Other expenses	1,147	—
	$24,855	$—